Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-3573 – PremierSolutions Chicago Public Schools
HV-7969 – State of Iowa Retirement Investors Club 403(b)

Supplement dated October 30, 2025 to Prospectuses dated May 1, 2025

This supplement amends information contained in the above-referenced Prospectuses dated May 1, 2025.

Effective November 1, 2025, the Victory Munder Mid-Cap Core Growth Fund will be renamed the Victory Mid-Cap Core Growth Fund and Victory Capital Solutions will become its investment adviser.

Accordingly, in the above-referenced HV-3573 prospectus, effective November 1, 2025, information for the Victory Munder Mid-Cap Core Growth Fund – Class A found in the “Appendix A – Underlying Funds” section of the Prospectus will be updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus will remain unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

Accordingly, in the above-referenced HV-7969 prospectus, effective November 1, 2025, information for the Victory Munder Mid-Cap Core Growth Fund – Class Y found in the “Appendix A – Underlying Funds” section of the Prospectus will be updated as follows (all other information in the “Appendix A – Underlying Funds” section of the Prospectus will remain unchanged):

2025-PROSUPP-31

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class Y (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.00%	11.04%	8.79%	7.83%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-31